Commitments and Contingencies (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies [Abstract]
Rent expenses under operating lease	$ 47,000	$ 200,000	$ 100,000	$ 600,000
Summarizes future minimum lease payments [Abstract]
2012	320,000		320,000
2013	1,016,000		1,016,000
2014	1,040,000		1,040,000
2015	1,063,000		1,063,000
2016	276,000		276,000
Total minimum lease payments	3,715,000		3,715,000
Security and restoration deposits	2,200,000		2,200,000
Remaining security deposit obligation	1,200,000		1,200,000
Commitment to deposit cash related obligation	$ 1,200,000		$ 1,200,000